OTHER BORROWINGS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Summary of other borrowings [Abstract]
Advances from the FHLB	$ 47,841	$ 9,428
Federal funds purchased	6,750	0
Other	9	5
Total	54,600	9,433
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal home loan bank stock	7,800
Unused borrowing capacity with FHLB	304,500
Interest expense on FHLB advances	900	800	$ 800
FHLB advances terminated	$ 0	0	0
FHLB stock as percentages of outstanding advances	4.50%
Federal Home Loan Bank, Advances, Fiscal Year Maturity [Abstract]
Total FHLB advances, Amount	$ 47,841	$ 9,428
Federal Home Loan Bank, Advances, Maturities Summary, Average Interest Rate of Amounts Due [Abstract]
Total FHLB advances, Rate	2.33%	6.61%
Short-term Debt [Line Items]
Interest expense on federal funds purchased	$ 100	$ 0	0
Available for sale and loans, pledged to secure other borrowings	$ 1,184,000
Minimum [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal home loan bank, advances, interest rate	132.00%
FHLB stock as percentages of unpaid principal balance	0.75%
Maximum [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal home loan bank, advances, interest rate	165.00%
Fixed-Rate Advances [Member]
Federal Home Loan Bank, Advances, Fiscal Year Maturity [Abstract]
2017, Amount		1,192
2018, Amount	$ 19,910	5,183
2019, Amount	10,000	0
2020, Amount	7,931	3,053
Total fixed-rate advances, amount	$ 37,841	$ 9,428
Federal Home Loan Bank, Advances, Maturities Summary, Average Interest Rate of Amounts Due [Abstract]
2017, Rate		7.04%
2018, Rate	2.43%	5.99%
2019, Rate	1.60%
2020, Rate	3.80%	7.49%
Total fixed-rate advances, Rate	2.50%	6.61%
Variable-Rate Advances [Member]
Federal Home Loan Bank, Advances, Fiscal Year Maturity [Abstract]
Variable-rate advances - 2018, amount	$ 10,000	$ 0
Federal Home Loan Bank, Advances, Maturities Summary, Average Interest Rate of Amounts Due [Abstract]
Variable-rate advances - 2018, Rate	1.67%
Federal Reserve Bank Advances [Member]
Short-term Debt [Line Items]
Borrowings	$ 0	0
Average borrowings	50	$ 0	$ 0
Unused borrowing capacity	441,200
Advances from Federal Home Loan Bank ("FHLB") [Member]
Summary of repayments of FHLB Advances [Abstract]
2018	30,042
2019	10,143
2020	7,656
Total	$ 47,841